UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS 97.6%
	CONSUMER DISCRETIONARY 4.4%
1,450,000	Target Corp	$114,057,000
510,000	Walt Disney Co/The	52,122,000
		166,179,000
	CONSUMER STAPLES 6.3%
2,060,000	General Mills Inc	115,627,800
1,930,000	Hormel Foods Corp	122,188,300
		237,816,100
	ENERGY 2.7%
1,450,000	Schlumberger Ltd (a)	100,006,500

	FINANCIALS 11.4%
510,000	American Express Co	37,806,300
1,910,000	Associated Banc-Corp	34,322,700
1,730,000	Principal Financial Group Inc	81,898,200
280,000	Travelers Cos Inc/The	27,868,400
4,020,000	US Bancorp/MN	164,860,200
1,530,000	Wells Fargo & Co	78,565,500
		425,321,300
	HEALTH CARE 18.1%
1,050,000	Baxalta Inc	33,085,500
1,450,000	Baxter International Inc	47,632,500
844,500	Bio-Techne Corp	78,082,470
1,290,000	Johnson & Johnson	120,421,500
1,900,000	Medtronic PLC (f)	127,186,000
790,000	Patterson Cos Inc	34,167,500
1,790,000	Pfizer Inc	56,223,900
1,760,000	Roche Holding AG ADR (e)	57,992,000
1,390,000	St Jude Medical Inc	87,695,100
350,300	Zimmer Holdings Inc	32,903,679
		675,390,149
	INDUSTRIALS 29.9%
1,005,000	3M Co	142,478,850
1,340,000	CH Robinson Worldwide Inc	90,825,200
283,853	Deluxe Corp	15,821,966
3,460,000	Donaldson Co Inc	97,156,800
2,160,000	Emerson Electric Co	95,407,200
1,450,000	Fastenal Co	53,084,500
280,000	G&K Services Inc, Class A	18,653,600
540,000	Generac Holdings Inc (b)	16,248,600
2,270,000	General Electric Co	57,249,400
1,800,000	Graco Inc	120,654,000
1,520,000	Honeywell International Inc	143,928,800
1,660,000	Pentair PLC (a)	84,726,400
1,720,000	Toro Co/The	121,328,800
610,000	United Parcel Service Inc, Class B	60,200,900
		1,117,765,016
	INFORMATION TECHNOLOGY 10.6%
784,299	Badger Meter Inc (d)	45,536,400
1,700,000	Corning Inc	29,104,000
1,780,000	Cray Inc (b)	35,261,800
850,000	Fiserv Inc (b)	73,618,500
982,849	MTS Systems Corp (d)	59,079,054
348,891	NVE Corp (d)	16,935,169
940,000	QUALCOMM Inc	50,506,200
1,140,000	Stratasys Ltd (a)(b)	30,198,600
2,970,000	Western Union Co/The	54,529,200
		394,768,923

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2015

Shares	Security Description	Value
	COMMON STOCKS (continued)
	MATERIALS 13.7%
3,150,000	Bemis Co Inc	$124,645,500
1,599,999	Ecolab Inc	175,551,890
2,481,600	HB Fuller Co	84,225,504
1,800,000	Valspar Corp/The	129,384,000
		513,806,894
	UTILITIES 0.5%
1,100,000	MDU Resources Group Inc	18,920,000

	TOTAL COMMON STOCKS	$3,649,973,882
	(cost $2,180,117,970)

	SHORT-TERM INVESTMENTS 2.3%
84,579,944	First American Prime Obligations Fund, Class Z, 0.05% (c)	$84,579,944
	(cost $84,579,944)

	TOTAL INVESTMENTS 99.9%	$3,734,553,826
	(cost $2,264,697,914)

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	2,240,869

	TOTAL NET ASSETS 100.0%	$3,736,794,695

(a)	Foreign security denominated in U.S. dollars. As of September 30, 2015, these securities represented $214,931,500 or 5.8% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(d)	Affiliated company.
(e)	American Depositary Receipt.
(f)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the Adviser) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors; 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 36.0%
	FEDERAL AGENCY OBLIGATIONS 3.5%
$500,000	Federal Home Loan Banks	3.480%	10/29/29	$500,158
2,030,000	Federal Home Loan Banks	3.620%	11/21/29	2,023,015
500,000	Federal Home Loan Banks	3.625%	11/26/29	500,178
1,400,000	Federal Home Loan Banks	3.650%	12/19/29	1,400,440
1,000,000	Federal Farm Credit Banks	3.590%	12/24/29	998,442
1,000,000	Federal National Mortgage Association	3.400%	02/27/30	1,000,224
1,000,000	Federal Farm Credit Banks	3.440%	03/28/31	978,396
1,400,000	Federal National Mortgage Association	3.520%	10/17/31	1,401,821
2,000,000	Federal National Mortgage Association	3.500%	09/10/32	1,990,534
1,590,000	Federal Home Loan Banks	3.300%	01/18/33	1,523,610
2,000,000	Federal Farm Credit Banks	3.480%	02/07/33	1,975,612
1,982,000	Federal National Mortgage Association	3.500%	03/07/33	1,954,434
1,000,000	Federal Farm Credit Banks	3.980%	08/14/34	1,000,372
1,000,000	Federal Home Loan Banks	3.840%	12/26/34	995,512
3,000,000	Federal Home Loan Banks	3.620%	02/12/35	2,850,261
2,000,000	Federal Home Loan Banks	3.600%	03/16/35	1,961,014
				23,054,023
	CORPORATE BONDS 29.4%
	CONSUMER DISCRETIONARY 3.0%
340,000	Johnson Controls Inc	5.500%	01/15/16	344,591
250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	252,500
500,000	Best Buy Co Inc	5.000%	08/01/18	527,500
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,011,484
500,000	Ford Motor Credit Co LLC	3.450%	08/20/20	499,851
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,027,821
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,045,000
1,500,000	Time Warner Cable Inc	4.000%	09/01/21	1,530,000
555,000	Kohl's Corp	4.000%	11/01/21	573,442
500,000	Whirlpool Corp	4.700%	06/01/22	538,769
1,750,000	Newell Rubbermaid Inc	4.000%	06/15/22	1,804,530
1,000,000	Block Financial LLC	5.500%	11/01/22	1,064,551
318,000	Darden Restaurants Inc	3.350%	11/01/22	300,659
1,000,000	Staples Inc	4.375%	01/12/23	982,762
2,000,000	Kohl's Corp	3.250%	02/01/23	1,935,926
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	972,812
500,000	Hyatt Hotels Corp	3.375%	07/15/23	487,461
1,000,000	Ford Motor Credit Co LLC	4.000%	04/20/24	990,596
1,000,000	Coach Inc	4.250%	04/01/25	954,340
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,043,134
2,000,000	Comcast Corp	4.250%	01/15/33	1,987,718
				19,875,447
	CONSUMER STAPLES 1.1%
222,000	SUPERVALU Inc	8.000%	05/01/16	224,220
525,000	Cargill Inc (d)	6.000%	11/27/17	572,746
1,000,000	Avon Products Inc (c)	4.200%	07/15/18	842,500
1,000,000	Safeway Inc	3.950%	08/15/20	905,000
500,000	Safeway Inc	4.750%	12/01/21	452,500
1,274,000	Avon Products Inc	5.750%	03/15/23	909,318
1,949,000	Land O'Lakes Capital Trust I (d)	7.450%	03/15/28	2,046,450
500,000	Altria Group Inc	4.250%	08/09/42	462,199
1,000,000	Cargill Inc (d)	4.100%	11/01/42	948,058
				7,362,991

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	ENERGY 2.1%
$500,000	Anadarko Petroleum Corp	5.950%	09/15/16	$519,610
250,000	ConocoPhillips	6.650%	07/15/18	283,141
1,500,000	Murphy Oil Corp	4.000%	06/01/22	1,297,479
500,000	Western Gas Partners LP	4.000%	07/01/22	483,895
655,000	FMC Technologies Inc	3.450%	10/01/22	612,219
3,000,000	Transocean Inc (a)(c)	4.300%	10/15/22	1,852,500
1,000,000	Murphy Oil Corp	3.700%	12/01/22	831,117
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,304,012
3,000,000	Williams Cos Inc/The	3.700%	01/15/23	2,326,410
1,945,000	Boardwalk Pipelines LP	3.375%	02/01/23	1,686,850
575,000	DCP Midstream Operating LP	3.875%	03/15/23	480,265
1,000,000	Diamond Offshore Drilling Inc	3.450%	11/01/23	864,266
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	454,398
500,000	Murphy Oil Corp	5.125%	12/01/42	366,133
500,000	Apache Corp	4.250%	01/15/44	425,125
				13,787,420
	FINANCIALS 10.8%
500,000	TCF National Bank	5.500%	02/01/16	503,319
500,000	KeyBank NA/Cleveland OH	5.450%	03/03/16	509,327
500,000	Symetra Financial Corp (d)	6.125%	04/01/16	510,975
250,000	Security Benefit Life Insurance Co (d)	8.750%	05/15/16	260,244
500,000	Bank of America Corp	6.050%	05/16/16	514,287
500,000	Torchmark Corp	6.375%	06/15/16	518,164
500,000	National City Bank/Cleveland OH	5.250%	12/15/16	523,556
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	521,213
500,000	Citigroup Inc	5.500%	02/15/17	526,405
500,000	Sirius International Group Ltd (a)(d)	6.375%	03/20/17	522,329
250,000	Bank of America Corp	5.700%	05/02/17	263,837
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	516,652
500,000	Comerica Bank	5.200%	08/22/17	530,687
500,000	Bank of America Corp	6.000%	09/01/17	538,872
500,000	American Express Bank FSB	6.000%	09/13/17	542,026
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	545,165
500,000	Prudential Financial Inc	6.000%	12/01/17	546,840
500,000	Barclays Bank PLC (a)(d)	6.050%	12/04/17	540,723
1,000,000	Morgan Stanley	5.950%	12/28/17	1,089,759
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	546,254
500,000	Wachovia Corp	5.750%	02/01/18	547,125
250,000	Lincoln National Corp	7.000%	03/15/18	279,773
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	560,586
500,000	Morgan Stanley	6.625%	04/01/18	556,767
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,049,746
500,000	Bank of America Corp	6.875%	04/25/18	558,818
500,000	Provident Cos Inc	7.000%	07/15/18	562,284
500,000	MetLife Inc	6.817%	08/15/18	569,600
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	559,324
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	534,031
500,000	BB&T Corp	6.850%	04/30/19	581,293
250,000	WR Berkley Corp	6.150%	08/15/19	283,121
500,000	Protective Life Corp	7.375%	10/15/19	589,719
500,000	Prospect Capital Corp	5.125%	11/15/19	497,969
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	554,259
500,000	Prospect Capital Corp	4.000%	01/15/20	478,563
500,000	Morgan Stanley	5.500%	01/26/20	559,002
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	562,497
450,000	Compass Bank	5.500%	04/01/20	484,330
537,000	Manufacturers & Traders Trust Co (c)	5.585%	12/28/20	536,372
1,000,000	Nationwide Financial Services Inc (d)	5.375%	03/25/21	1,115,596

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$500,000	Markel Corp	5.350%	06/01/21	$560,375
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	557,620
500,000	Genworth Holdings Inc	7.625%	09/24/21	487,500
500,000	Aflac Inc	4.000%	02/15/22	533,231
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,035,134
1,000,000	Standard Chartered PLC (a)(d)	3.950%	01/11/23	931,881
500,000	Wells Fargo & Co	3.450%	02/13/23	497,658
2,500,000	Assurant Inc	4.000%	03/15/23	2,555,747
1,000,000	Markel Corp	3.625%	03/30/23	994,561
1,500,000	Citigroup Inc	3.500%	05/15/23	1,460,242
500,000	Morgan Stanley	4.100%	05/22/23	506,057
2,000,000	Liberty Mutual Group Inc (d)	4.250%	06/15/23	2,068,454
500,000	Ameriprise Financial Inc	4.000%	10/15/23	523,044
500,000	CNA Financial Corp	7.250%	11/15/23	594,211
500,000	Pacific Life Insurance Co (d)	7.900%	12/30/23	629,597
1,000,000	Moody's Corp	4.875%	02/15/24	1,057,181
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,017,666
500,000	Wintrust Financial Corp	5.000%	06/13/24	520,649
250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	260,003
500,000	Symetra Financial Corp	4.250%	07/15/24	507,789
1,000,000	Stifel Financial Corp	4.250%	07/18/24	999,710
1,000,000	Citigroup Inc	4.000%	08/05/24	989,332
1,500,000	Synchrony Financial	4.250%	08/15/24	1,494,411
1,800,000	Brown & Brown Inc	4.200%	09/15/24	1,814,913
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,096,618
2,000,000	TIAA Asset Management Finance Co LLC (d)	4.125%	11/01/24	2,038,744
1,000,000	Associated Banc-Corp	4.250%	01/15/25	1,016,563
2,000,000	Kemper Corp	4.350%	02/15/25	2,035,918
250,000	Liberty Mutual Insurance Co (d)	8.500%	05/15/25	317,117
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,008,833
500,000	Morgan Stanley	4.350%	09/08/26	502,573
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	979,315
1,000,000	Citigroup Inc	4.300%	11/20/26	990,292
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	996,044
250,000	Provident Cos Inc	7.250%	03/15/28	311,881
1,000,000	JPMorgan Chase & Co (c)	3.000%	03/21/28	945,469
1,000,000	JPMorgan Chase & Co (c)	3.000%	03/22/28	953,750
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	916,377
500,000	Farmers Exchange Capital (d)	7.050%	07/15/28	616,505
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	487,591
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	481,525
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	482,817
1,000,000	JPMorgan Chase & Co (c)	3.250%	01/31/33	952,029
649,000	Lloyds Bank PLC (a)(c)	3.400%	01/31/33	622,808
250,000	Citigroup Inc (c)	4.000%	06/27/34	245,067
538,000	Bank of America Corp	4.000%	08/15/34	524,117
1,000,000	Prudential Financial Inc	4.050%	11/15/34	959,086
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	1,002,061
500,000	Barclays Bank PLC (a)(c)	4.000%	10/09/37	476,229
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	985,898
500,000	MetLife Inc	4.125%	08/13/42	474,803
500,000	Swiss Re Treasury US Corp (d)	4.250%	12/06/42	477,305
500,000	Pacific LifeCorp (d)	5.125%	01/30/43	523,970
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	481,661
500,000	Principal Financial Group Inc	4.350%	05/15/43	470,887
				71,562,228

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 0.8%
$500,000	UnitedHealth Group Inc	6.000%	02/15/18	$551,019
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,085,713
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,015,320
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,016,546
1,000,000	Mylan Inc/PA	4.200%	11/29/23	1,010,573
500,000	Wyeth LLC	6.450%	02/01/24	619,573
				5,298,744
	INDUSTRIALS 3.0%
500,000	Masco Corp	7.125%	03/15/20	576,250
500,000	Pentair Finance SA (a)	5.000%	05/15/21	529,591
500,000	IDEX Corp	4.200%	12/15/21	528,648
500,000	Masco Corp	5.950%	03/15/22	545,625
500,000	GATX Corp	4.750%	06/15/22	534,391
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (d)	4.875%	07/11/22	531,325
1,000,000	ADT Corp/The	3.500%	07/15/22	885,000
225,000	Pentair Finance SA (a)	3.150%	09/15/22	212,723
2,000,000	Dun & Bradstreet Corp/The	4.375%	12/01/22	1,977,682
1,000,000	GATX Corp	3.900%	03/30/23	1,013,870
500,000	ADT Corp/The	4.125%	06/15/23	450,000
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	517,943
1,000,000	Flowserve Corp	4.000%	11/15/23	1,019,835
2,126,000	Air Lease Corp	4.850%	02/01/24	2,070,192
500,000	Pitney Bowes Inc	4.625%	03/15/24	503,939
500,000	Toro Co/The	7.800%	06/15/27	658,635
500,000	General Electric Capital Corp	3.500%	05/15/32	481,673
3,000,000	Eaton Corp	4.000%	11/02/32	2,880,933
2,000,000	General Electric Capital Corp	4.000%	02/14/33	1,961,964
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	1,024,698
590,000	Eaton Corp	4.150%	11/02/42	544,635
500,000	Lockheed Martin Corp	4.070%	12/15/42	473,177
				19,922,729
	INFORMATION TECHNOLOGY 4.1%
500,000	Western Union Co/The	5.930%	10/01/16	521,790
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	532,406
500,000	Dell Inc	5.875%	06/15/19	517,750
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	523,181
500,000	Hewlett-Packard Co	3.750%	12/01/20	516,951
500,000	Dell Inc	4.625%	04/01/21	490,000
750,000	Hewlett-Packard Co	4.300%	06/01/21	784,020
500,000	Motorola Solutions Inc	3.750%	05/15/22	465,606
2,000,000	Symantec Corp	3.950%	06/15/22	2,012,608
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,031,391
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,007,449
2,025,000	Fiserv Inc	3.500%	10/01/22	2,051,287
1,000,000	Autodesk Inc	3.600%	12/15/22	999,248
2,500,000	Arrow Electronics Inc	4.500%	03/01/23	2,556,420
1,500,000	Motorola Solutions Inc	3.500%	03/01/23	1,351,809
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	1,900,118
2,352,000	Total System Services Inc	3.750%	06/01/23	2,300,503
1,000,000	Altera Corp	4.100%	11/15/23	1,048,760
500,000	Motorola Solutions Inc	4.000%	09/01/24	451,196
500,000	Arrow Electronics Inc	4.000%	04/01/25	489,838
4,000,000	Intel Corp	4.000%	12/15/32	3,889,720
1,500,000	Western Union Co/The	6.200%	11/17/36	1,450,832
				26,892,883

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS 2.9%
$500,000	International Paper Co	5.250%	04/01/16	$508,856
500,000	Valspar Corp/The	6.050%	05/01/17	529,138
500,000	Cliffs Natural Resources Inc (c)	4.950%	01/15/18	262,500
500,000	Carpenter Technology Corp	5.200%	07/15/21	526,795
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	390,000
175,000	Mosaic Co/The	3.750%	11/15/21	179,074
1,000,000	Freeport-McMoRan Inc	3.550%	03/01/22	750,000
1,500,000	Newmont Mining Corp	3.500%	03/15/22	1,346,319
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	456,733
1,000,000	Domtar Corp	4.400%	04/01/22	1,018,648
2,000,000	RPM International Inc	3.450%	11/15/22	1,946,844
500,000	Carpenter Technology Corp	4.450%	03/01/23	490,421
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	371,875
2,059,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,965,287
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,548,594
2,000,000	Nucor Corp	4.000%	08/01/23	2,038,058
1,000,000	Mosaic Co/The	4.250%	11/15/23	1,014,029
865,000	Union Carbide Corp	7.500%	06/01/25	1,058,380
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,167,911
1,000,000	Alcoa Inc	5.950%	02/01/37	900,000
1,000,000	Newmont Mining Corp	4.875%	03/15/42	772,238
				19,241,700
	TELECOMMUNICATION SERVICES 0.4%
250,000	Verizon Communications Inc	6.350%	04/01/19	284,847
500,000	CenturyLink Inc	6.150%	09/15/19	497,500
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	422,500
550,000	Qwest Corp	6.875%	09/15/33	531,006
1,000,000	Verizon Communications Inc	4.400%	11/01/34	930,458
				2,666,311
	UTILITIES 1.2%
500,000	Commonwealth Edison Co	6.150%	09/15/17	544,883
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	273,203
250,000	South Jersey Gas Co	7.125%	10/22/18	282,426
250,000	United Utilities PLC (a)	5.375%	02/01/19	270,283
2,000,000	PPL Energy Supply LLC	4.600%	12/15/21	1,661,000
2,170,000	ONEOK Inc	4.250%	02/01/22	1,871,625
785,000	SCANA Corp	4.125%	02/01/22	797,747
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,023,413
900,000	National Fuel Gas Co	3.750%	03/01/23	848,565
500,000	Entergy Gulf States Inc	6.180%	03/01/35	500,004
				8,073,149

	TOTAL CORPORATE BONDS			194,683,602

	ASSET BACKED SECURITIES 1.9%
341,420	Continental Airlines 2009-1 Pass Through Trust	9.000%	01/08/18	358,751
335,640	American Airlines 2011-1 Class B Pass Through Trust (d)	7.000%	07/31/19	354,940
106,772	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	112,644
479,453	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	500,429
319,898	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	339,091
527,466	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	601,311
679,846	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	726,347
190,000	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	209,950
349,470	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	391,407
756,600	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	843,609
1,000,000	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	982,500
1,500,000	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,507,500
392,230	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	455,967

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES (continued)
1,421,614	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	$1,400,290
$566,943	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	576,865
951,987	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	988,257
937,053	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	940,614
970,692	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	964,625
500,000	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	497,500
				12,752,597
	PREFERRED SECURITIES 1.2%
105,000	Affiliated Managers Group Inc	5.250%	10/15/22	2,623,950
20,000	Pitney Bowes Inc	5.250%	11/27/22	500,200
23,000	Stifel Financial Corp	5.375%	12/31/22	580,750
10,000	Raymond James Financial Inc	6.900%	03/15/42	263,400
20,000	Protective Life Corp	6.000%	09/01/42	512,400
20,000	Selective Insurance Group Inc	5.875%	02/09/43	508,000
40,000	WR Berkley Corp	5.625%	04/30/53	980,000
20,000	Verizon Communications Inc	5.900%	02/15/54	520,000
20,000	American Financial Group Inc/OH	6.250%	09/30/54	523,600
20,000	Qwest Corp	6.875%	10/01/54	506,000
10,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	249,600
				7,767,900

	TOTAL FIXED INCOME SECURITIES			$238,258,122
	(cost $239,606,997)

Shares	Security Description			Fair Value
	COMMON STOCKS 61.3%
	CONSUMER DISCRETIONARY 2.9%
74,000	Home Depot Inc/The			$8,546,260
130,000	Target Corp			10,225,800
				18,772,060
	CONSUMER STAPLES 3.2%
90,000	General Mills Inc			5,051,700
64,000	Hershey Co/The			5,880,320
110,000	Hormel Foods Corp			6,964,100
31,000	Kimberly-Clark Corp			3,380,240
				21,276,360
	ENERGY 6.0%
75,000	Chevron Corp			5,916,000
172,000	ConocoPhillips			8,249,120
197,000	Exxon Mobil Corp			14,646,950
160,000	Schlumberger Ltd (a)			11,035,200
				39,847,270
	FINANCIALS 9.3%
55,000	American Express Co			4,077,150
404,000	Associated Banc-Corp			7,259,880
139,000	JPMorgan Chase & Co			8,474,830
267,000	Principal Financial Group Inc			12,639,780
35,000	Travelers Cos Inc/The			3,483,550
430,000	US Bancorp/MN			17,634,300
156,000	Wells Fargo & Co			8,010,600
				61,580,090

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE 11.8%
148,500	Abbott Laboratories	$5,972,670
84,000	AbbVie Inc	4,570,440
131,000	Baxalta Inc	4,127,810
131,000	Baxter International Inc	4,303,350
74,500	Bristol-Myers Squibb Co	4,410,400
44,000	Eli Lilly & Co	3,682,360
160,000	Johnson & Johnson	14,936,000
252,500	Medtronic PLC (f)	16,902,350
308,000	Pfizer Inc	9,674,280
296,000	Roche Holding AG ADR (e)	9,753,200
		78,332,860
	INDUSTRIALS 15.7%
91,000	3M Co	12,901,070
119,000	CH Robinson Worldwide Inc	8,065,820
239,500	Deluxe Corp	13,349,730
256,000	Emerson Electric Co	11,307,520
420,000	General Electric Co	10,592,400
91,000	Graco Inc	6,099,730
121,000	Honeywell International Inc	11,457,490
136,000	Pentair PLC (a)	6,941,440
40,000	Toro Co/The	2,821,600
204,100	United Parcel Service Inc, Class B	20,142,629
		103,679,429
	INFORMATION TECHNOLOGY 5.5%
420,000	Corning Inc	7,190,400
60,000	International Business Machines Corp	8,698,200
88,500	MTS Systems Corp	5,319,735
89,000	QUALCOMM Inc	4,781,970
569,000	Western Union Co/The	10,446,840
		36,437,145
	MATERIALS 5.1%
139,000	Bemis Co Inc	5,500,230
124,000	Ecolab Inc	13,605,280
156,000	HB Fuller Co	5,294,640
130,000	Valspar Corp/The	9,344,400
		33,744,550
	UTILITIES 1.8%
88,000	ALLETE Inc	4,443,120
81,000	MDU Resources Group Inc	1,393,200
173,000	Xcel Energy Inc	6,125,930
		11,962,250

	TOTAL COMMON STOCKS	$405,632,014
	(cost $306,472,163)

	PREFERRED STOCKS 0.0% (g)
	UTILITIES 0.0% (g)
10,000	SCE Trust I	245,200

	TOTAL PREFERRED STOCKS	$245,200
	(cost $250,000)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2015

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS 2.2%
14,615,638	First American Prime Obligations Fund, Class Z, 0.05% (b)	$14,615,638
	(cost $14,615,638)

	TOTAL INVESTMENTS 99.5%	$658,750,974
	(cost $560,944,798)

	OTHER ASSETS AND LIABILITIES (NET) 0.5%	3,166,904

	TOTAL NET ASSETS 100.0%	$661,917,878

(a)	Foreign security denominated in U.S. dollars. As of September 30, 2015, these securities represented $28,980,296 or 4.4% of total net assets.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(c)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2015.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of September 30, 2015, these securities represented $15,006,959 or 2.3% of total net assets.

(e)	American Depositary Receipt.
(f)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors; 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

(g)	Percentage is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS 98.3%
	CONSUMER DISCRETIONARY 5.7%
18,600	Buffblo Wild Wings Inc (b)	$3,597,798
52,100	Cabela's Inc (b)	2,375,760
104,385	Gentherm Inc (b)	4,688,974
		10,662,532
	CONSUMER STAPLES 2.7%
48,900	Casey's General Stores Inc	5,032,788

	ENERGY 0.8%
333,500	Northern Oil and Gas Inc (b)	1,474,070

	FINANCIALS 23.9%
216,100	Agree Realty Corp	6,450,585
271,400	Associated Banc-Corp	4,877,058
278,613	Bank Mutual Corp	2,139,748
251,216	Cardinal Financial Corp	5,780,480
397,800	Physicians Realty Trust	6,002,802
154,650	PrivateBancorp Inc	5,927,734
195,112	United Fire Group Inc	6,838,676
124,100	Wintrust Financial Corp	6,630,663
		44,647,746
	HEALTH CARE 7.1%
65,300	Bio-Techne Corp	6,037,638
201,542	Cardiovascular Systems Inc (b)	3,192,425
35,300	Patterson Cos Inc	1,526,725
75,873	Vascular Solutions Inc (b)	2,459,044
		13,215,832
	INDUSTRIALS 27.8%
228,800	Actuant Corp	4,207,632
109,100	Apogee Enterprises Inc	4,871,315
94,700	Deluxe Corp	5,278,578
163,200	Donaldson Co Inc	4,582,656
42,439	G&K Services Inc, Class A	2,827,286
145,200	Generac Holdings Inc (b)	4,369,068
75,600	Graco Inc	5,067,468
129,300	Hub Group Inc, Class A (b)	4,707,813
156,300	Oshkosh Corp	5,678,379
46,400	Proto Labs Inc (b)	3,108,800
158,330	Raven Industries Inc	2,683,694
12,200	Snap-on Inc	1,841,468
37,800	Toro Co/The	2,666,412
		51,890,569
	INFORMATION TECHNOLOGY 17.5%
112,996	Badger Meter Inc	6,560,548
298,078	Cray Inc (b)	5,904,925
176,675	MOCON Inc	2,385,113
47,200	MTS Systems Corp	2,837,192
63,634	NVE Corp	3,088,794
53,900	SPS Commerce Inc (b)	3,659,271
146,800	Stratasys Ltd (a)(b)	3,888,732
251,563	VASCO Data Security International Inc (b)	4,286,634
		32,611,209
	MATERIALS 7.4%
136,000	Bemis Co Inc	5,381,520
154,580	Hawkins Inc	5,951,330
35,000	Valspar Corp/The	2,515,800
		13,848,650

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	UTILITIES 5.4%
93,200	ALLETE Inc	$4,705,668
315,600	MDU Resources Group Inc	5,428,320
		10,133,988

	TOTAL COMMON STOCKS	$183,517,384
	(cost $175,271,495)

	SHORT-TERM INVESTMENTS 2.0%
3,800,358	First American Prime Obligations Fund, Class Z, 0.05% (c)	$3,800,358
	(cost $3,800,358)

	TOTAL INVESTMENTS 100.3%	$187,317,742
	(cost $179,071,853)

	OTHER ASSETS AND LIABILITIES (NET) (0.3)%	(567,604)

	TOTAL NET ASSETS 100.0%	$186,750,138

(a)	Foreign security denominated in U.S. dollars. As of September 30, 2015, these securities represented $3,888,732 or 2.1% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2015

The Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2015, no securities in the Funds were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2015

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of September 30, 2015:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$3,734,553,826	$428,260,752	$187,317,742
Level 2**	-	230,490,222	-
Level 3	-	-	-
Total	$3,734,553,826	$658,750,974	$187,317,742

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of investments by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either September 30, 2015 or December 31, 2014.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,232,065,087	$553,234,505	$129,533,153
Gross unrealized appreciation	$2,100,312,918	$173,607,417	$37,249,153
Gross unrealized depreciation	(39,445,161)	(9,643,005)	(4,658,415)
Net unrealized appreciation	$2,060,867,757	$163,964,412	$32,590,738
Undistributed ordinary income	$205,029	$23,222	$433
Undistributed long-term capital gains	605,903	293	-
Total distributable earnings	$810,932	$23,515	$433
Other accumulated earnings	-	-	(1,036,472)
Total accumulated earnings	$2,061,678,689	$163,987,927	$31,554,699

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2015. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/14	Purchases	Sales	Balance 09/30/15	Dividend Income	Fair Value at 09/30/15
Badger Meter Inc	784,299	-	-	784,299	$454,893	$45,536,400
MTS Systems Corp	1,071,025	-	88,176	982,849	937,470	59,079,054
NVE Corporation	486,185	-	137,294	348,891	1,824,380	16,935,169
					$3,216,743	$121,550,623

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Mairs & Power Funds Trust

By (Signature and Title)            /s/ Mark L. Henneman
      Mark L. Henneman, President

Date        11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Mark L. Henneman
       Mark L. Henneman, President
      (Principal Executive Officer)

Date        11/25/15

By (Signature and Title)*          /s/ Andrea C. Stimmel
              Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date        11/25/15

* Print the name and title of each signing officer under his or her signature.